Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 68,108	$ 96,417	$ 162,797	$ 25,646
Accounts receivable	30,247	28,313
Total assets	1,932,425	2,169,476
Conventional Tanker [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,807,602	2,020,317
Ship-to-Ship Transfer [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 26,468	$ 24,429